UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04494
                                                     ---------

                             The Gabelli Asset Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------

             COMMON STOCKS -- 98.7%
             AEROSPACE -- 1.1%
     70,000  Boeing Co. ..................... $    5,519,500
     60,000  Herley Industries Inc.+ ........        742,800
     12,000  Lockheed Martin Corp. ..........      1,032,720
     31,000  Northrop Grumman Corp. .........      2,110,170
  2,000,000  Rolls-Royce Group plc+ .........     16,963,437
                                              --------------
                                                  26,368,627
                                              --------------
             AGRICULTURE -- 1.3%
    645,000  Archer-Daniels-Midland Co. .....     24,432,600
     20,000  Delta & Pine Land Co. ..........        810,000
     85,058  Monsanto Co. ...................      3,998,577
      1,000  Potash Corp. of Saskatchewan Inc.       104,190
     75,000  The Mosaic Co.+. ...............      1,267,500
                                              --------------
                                                  30,612,867
                                              --------------
             AUTOMOTIVE -- 0.9%
     25,000  General Motors Corp. ...........        831,500
    500,000  Navistar International Corp.+ ..     12,910,000
     67,500  PACCAR Inc .....................      3,848,850
     25,000  Volkswagen AG ..................      2,129,697
                                              --------------
                                                  19,720,047
                                              --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.8%
    200,000  TI Automotive Ltd., Cl. A+ (b)                0
     97,000  BorgWarner Inc. ................      5,545,490
    240,000  CLARCOR Inc. ...................      7,317,600
    350,000  Dana Corp. .....................        364,000
    260,000  Earl Scheib Inc.+. .............        936,000
    195,000  Federal-Mogul Corp.+ ...........         79,950
    520,000  Genuine Parts Co. ..............     22,427,600
    150,000  Johnson Controls Inc. ..........     10,761,000
    170,000  Midas Inc.+ ....................      3,515,600
    285,000  Modine Manufacturing Co. .......      6,934,050
    150,000  Proliance International Inc.+ ..        685,500
    180,000  Standard Motor Products Inc. ...      2,158,200
     75,000  Superior Industries
               International Inc. ...........      1,259,250
    120,000  Tenneco Inc.+ ..................      2,806,800
                                              --------------
                                                  64,791,040
                                              --------------
             AVIATION: PARTS AND SERVICES -- 2.9%
    520,000  Curtiss-Wright Corp. ...........     15,782,000
     15,000  EDO Corp. ......................        343,200
    570,000  GenCorp Inc.+ ..................      7,318,800
    110,000  Kaman Corp. ....................      1,981,100
    340,000  Precision Castparts Corp. ......     21,474,400
    107,000  Sequa Corp., Cl. A+ ............     10,043,020
    105,000  Sequa Corp., Cl. B+ ............      9,893,100
    225,000  The Fairchild Corp., Cl. A+ ....        585,000
                                              --------------
                                                  67,420,620
                                              --------------
             BROADCASTING -- 1.9%
    401,000  CBS Corp., Cl. A ...............     11,316,220
     50,000  CBS Corp., Cl. B ...............      1,408,500
     10,000  Cogeco Inc. ....................        210,244
     20,000  Corus Entertainment Inc., Cl. B.        762,603

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------

     74,000  Fisher Communications Inc.+ .... $    3,074,700
    166,000  Granite Broadcasting Corp.+ ....         21,580
    310,000  Gray Television Inc. ...........      1,987,100
      8,000  Gray Television Inc., Cl. A. ...         55,280
     30,000  ION Media Networks Inc.+ .......         24,300
    230,000  Liberty Media Holding Corp. -
               Capital, Cl. A+ ..............     19,221,100
    180,000  Lin TV Corp., Cl. A+ ...........      1,400,400
     40,000  Sinclair Broadcast Group Inc.,
               Cl. A ........................        314,000
    400,000  Television Broadcasts Ltd. .....      2,156,431
     22,000  Univision Communications Inc.,
               Cl. A+ .......................        755,480
    217,000  Young Broadcasting Inc., Cl. A+         499,100
                                              --------------
                                                  43,207,038
                                              --------------
             BUSINESS SERVICES -- 0.7%
     25,851  ACCO Brands Corp.+ .............        575,443
     20,000  Avis Budget Group Inc. .........        365,800
     45,000  ChoicePoint Inc.+ ..............      1,611,000
     11,900  Clear Channel Outdoor Holdings
               Inc., Cl. A+ .................        242,760
    195,000  Ecolab Inc. ....................      8,349,900
     10,000  Imation Corp. ..................        401,500
     65,000  Landauer Inc. ..................      3,298,750
     23,500  MasterCard Inc., Cl. A .........      1,653,225
    114,000  Nashua Corp.+ ..................        796,860
                                              --------------
                                                  17,295,238
                                              --------------
             CABLE AND SATELLITE -- 5.3%
  2,000,000  Cablevision Systems Corp.,
               Cl. A+ .......................     45,420,000
    200,000  Comcast Corp., Cl. A+ ..........      7,370,000
     40,000  Comcast Corp., Cl. A, Special+        1,472,400
    100,000  EchoStar Communications Corp.,
               Cl. A+ .......................      3,274,000
    320,096  Liberty Global Inc., Cl. A+ ....      8,239,271
    260,000  Liberty Global Inc., Cl. C+ ....      6,515,600
    720,000  Rogers Communications Inc., Cl. B,
               New York .....................     39,506,400
     10,000  Rogers Communications Inc., Cl. B,
               Toronto ......................        547,529
     60,000 Shaw Communications Inc., Cl. B. 1,796,645 80,000 Shaw Communications Inc., Cl. B,
               Non-Voting  ..................      2,401,600
    263,000  The DIRECTV Group Inc.+ ........      5,175,840
                                              --------------
                                                 121,719,285
                                              --------------
             CLOSED-END FUNDS -- 0.1%
     78,001  Royce Value Trust Inc. .........      1,594,341
                                              --------------
             COMMUNICATIONS EQUIPMENT -- 1.9%
    113,223  Agere Systems Inc.+ ............      1,690,419
    565,000  Corning Inc.+ ..................     13,791,650
    830,000  Lucent Technologies Inc.+ ......      1,942,200
    250,000  Motorola Inc. ..................      6,250,000
    235,000  Nortel Networks Corp.+ .........        540,500
    390,000  Thomas & Betts Corp.+ ..........     18,606,900
                                              --------------
                                                  42,821,669
                                              --------------
                                        2

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------

             COMMON STOCKS (CONTINUED)
             COMPUTER SOFTWARE AND SERVICES -- 0.3%
     10,000  CA Inc. ........................ $      236,900
      1,600  eBay Inc.+ .....................         45,376
     50,000  Jupitermedia Corp.+ ............        433,000
     26,026  Telecom Italia Media SpA .......         11,996
    235,000  Yahoo! Inc.+ ...................      5,940,800
                                              --------------
                                                   6,668,072
                                              --------------
             CONSUMER PRODUCTS -- 5.7%
     50,000  Alberto-Culver Co. .............      2,529,500
     12,000  Altria Group Inc. ..............        918,600
     10,000  Avon Products Inc. .............        306,600
     11,000  Christian Dior SA. .............      1,145,179
    285,000  Church & Dwight Co. Inc. .......     11,146,350
     38,000  Clorox Co. .....................      2,394,000
     40,000  Colgate-Palmolive Co. ..........      2,484,000
     40,000  Eastman Kodak Co. ..............        896,000
    275,000  Energizer Holdings Inc.+. ......     19,797,250
    110,000  Fortune Brands Inc. ............      8,262,100
    290,000  Gallaher Group plc, ADR. .......     18,957,300
      3,000  Givaudan SA ....................      2,401,535
     37,000  Harley-Davidson Inc. ...........      2,321,750
     90,000  Lenox Group Inc.+ ..............        544,500
    100,000  Mattel Inc. ....................      1,970,000
     48,000  National Presto Industries Inc.       2,652,960
    520,000  Procter & Gamble Co. ...........     32,229,600
     50,000  Reckitt Benckiser plc. .........      2,072,685
     60,000  Spectrum Brands Inc.+ ..........        506,400
  1,000,000  Swedish Match AB ...............     16,272,866
     10,000  Syratech Corp.+ ................            500
     68,500  Wolverine World Wide Inc........      1,939,235
                                              --------------
                                                 131,748,910
                                              --------------
             CONSUMER SERVICES -- 1.9%
      4,000  Expedia Inc.+ ..................         62,720
    450,000  IAC/InterActiveCorp+ ...........     12,942,000
  1,100,000  Liberty Media Holding Corp. -
               Interactive, Cl. A+ ..........     22,418,000
    445,000  Rollins Inc. ...................      9,393,950
                                              --------------
                                                  44,816,670
                                              --------------
             DIVERSIFIED INDUSTRIAL -- 5.8%
    105,000  Acuity Brands Inc. .............      4,767,000
      5,000  Anixter International Inc. .....        282,350
     75,403  Contax Participacoes SA, ADR. ..         64,952
    245,000  Cooper Industries Ltd., Cl. A ..     20,878,900
    420,000  Crane Co. ......................     17,556,000
    124,000  Gardner Denver Inc.+ ...........      4,101,920
    236,000  Greif Inc., Cl. A ..............     18,905,960
     30,000  Harbor Global Co. Ltd.+ ........        330,750
    425,000  Honeywell International Inc. ...     17,382,500
    590,000  ITT Corp. ......................     30,249,300
    140,000  Katy Industries Inc.+ ..........        394,800
     21,000  Magnetek Inc.+ .................         72,660

                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------

    240,000  Myers Industries Inc. .......... $    4,080,000
     51,000  Pentair Inc. ...................      1,335,690
     80,000  Smiths Group plc. ..............      1,342,845
    185,000  The Lamson & Sessions Co.+ .....      4,406,700
    112,500  Trinity Industries Inc. ........      3,619,125
    130,000  Tyco International Ltd. ........      3,638,700
     10,000  Walter Industries Inc. .........        426,800
                                              --------------
                                                 133,836,952
                                              --------------
             ELECTRONICS -- 1.2%
      9,600  Chemring Group plc .............        269,618
      3,000  Hitachi Ltd., ADR ..............        174,810
     13,000  Kyocera Corp., ADR .............      1,112,020
     22,000  Molex Inc., Cl. A ..............        724,020
     46,000  Samsung Electronics Co.
               Ltd., GDR (a) ................     16,135,236
     50,000  Sony Corp., ADR ................      2,018,000
    205,000  Texas Instruments Inc. .........      6,816,250
                                              --------------
                                                  27,249,954
                                              --------------
             ENERGY AND UTILITIES -- 7.8%
     40,000  AGL Resources Inc. .............      1,460,000
    150,000  Allegheny Energy Inc.+ .........      6,025,500
    120,000  Aquila Inc.+ ...................        519,600
    250,000  BP plc, ADR ....................     16,395,000
      2,000  Cameron International Corp.+ ...         96,620
     25,000  CH Energy Group Inc. ...........      1,286,750
    354,000  Chevron Corp. ..................     22,960,440
    360,000  ConocoPhillips .................     21,430,800
     20,000  Constellation Energy Group .....      1,184,000
    124,000  Devon Energy Corp. .............      7,830,600
    120,000  DPL Inc. .......................      3,254,400
     20,000  DTE Energy Co. .................        830,200
    240,000  Duke Energy Corp. ..............      7,248,000
    120,000  Duquesne Light Holdings Inc. ...      2,359,200
     25,000  Edison International ...........      1,041,000
    350,000  El Paso Corp. ..................      4,774,000
    270,000  El Paso Electric Co.+ ..........      6,031,800
    150,000  Energy East Corp. ..............      3,558,000
    110,000  EOG Resources Inc. .............      7,155,500
    340,000  Exxon Mobil Corp. ..............     22,814,000
     14,000  FPL Group Inc. .................        630,000
     40,625  GlobalSantaFe Corp. ............      2,030,844
     40,000  Halliburton Co. ................      1,138,000
      1,000  Niko Resources Ltd. ............         59,494
     22,086  NiSource Inc. ..................        480,150
    185,000  Northeast Utilities ............      4,304,950
     10,000  NSTAR ..........................        333,600
     24,000  Oceaneering International Inc.+         739,200
      1,000  PetroChina Co. Ltd., ADR .......        107,650
    100,000  Progress Energy Inc., CVO+ .....         33,000
     50,000  Royal Dutch Shell plc,
               Cl. A, ADR ...................      3,305,000
    132,000  SJW Corp. ......................      3,948,120
    300,000  Southwest Gas Corp. ............      9,996,000
    110,000  The AES Corp.+ .................      2,242,900

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------

             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
     65,000  Transocean Inc.+ ............... $    4,759,950
     65,000  TXU Corp. ......................      4,063,800
     16,666  UIL Holdings Corp. .............        624,975
     75,000  Weatherford International Ltd.+       3,129,000
                                              --------------
                                                 180,182,043
                                              --------------
             ENTERTAINMENT -- 5.2%
      8,010  Chestnut Hill Ventures+ (b) ....        172,005
    715,000  Discovery Holding Co., Cl. A+ ..     10,338,900
     45,000  DreamWorks Animation SKG Inc.,
               Cl. A+ .......................      1,120,950
     19,406  EMI Group plc ..................         96,650
    185,000  EMI Group plc, ADR .............      1,838,419
    600,000  Gemstar-TV Guide International
               Inc.+ ........................      1,992,000
    620,000  Grupo Televisa SA, ADR .........     13,181,200
  2,000,000  Rank Group plc .................      8,790,655
     20,000  Regal Entertainment Group, Cl. A        396,400
    100,000  Six Flags Inc.+ ................        523,000
    580,000  The Walt Disney Co. ............     17,927,800
  1,510,000  Time Warner Inc. ...............     27,527,300
     50,000  Triple Crown Media Inc.+ .......        364,000
    401,000  Viacom Inc., Cl. A+ ............     14,957,300
     30,000  Viacom Inc., Cl. B+ ............      1,115,400
    530,000  Vivendi ........................     19,106,910
     60,000  World Wrestling Entertainment
               Inc. .........................        985,800
                                              --------------
                                                 120,434,689
                                              --------------
             ENVIRONMENTAL SERVICES -- 1.4%
    350,000  Allied Waste Industries Inc.+ ..      3,944,500
    300,000  Republic Services Inc. .........     12,063,000
    450,000  Waste Management Inc. ..........     16,506,000
                                              --------------
                                                  32,513,500
                                              --------------
             EQUIPMENT AND SUPPLIES -- 5.3%
    475,000  AMETEK Inc. ....................     20,686,250
      3,000  Amphenol Corp., Cl. A ..........        185,790
    106,000  CIRCOR International Inc. ......      3,238,300
    170,000  Crown Holdings Inc.+ ...........      3,162,000
    155,000  CTS Corp. ......................      2,135,900
      4,000  Danaher Corp. ..................        274,680
    383,400  Donaldson Co. Inc. .............     14,147,460
    292,000  Fedders Corp.+ .................        365,000
    402,000  Flowserve Corp.+ ...............     20,337,180
    165,000  Gerber Scientific Inc.+ ........      2,471,700
    210,000  GrafTech International Ltd.+ ...      1,226,400
    520,000  IDEX Corp. .....................     22,386,000
     24,000  Ingersoll-Rand Co. Ltd., Cl. A          911,520
    250,000  Interpump Group SpA ............      2,222,264
    200,000  Lufkin Industries Inc. .........     10,584,000
     47,866  Met-Pro Corp. ..................        628,481
     10,000  Sealed Air Corp. ...............        541,200
     35,000  The Manitowoc Co. Inc. .........      1,567,650
    120,000  The Weir Group plc .............      1,080,155

                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------

     30,000  Valmont Industries Inc. ........ $    1,567,500
    435,000  Watts Water Technologies Inc.,
               Cl. A ........................     13,815,600
                                              --------------
                                                 123,535,030
                                              --------------
             FINANCIAL SERVICES -- 6.3%
     15,300  Alleghany Corp.+ ...............      4,421,853
    420,000  American Express Co. ...........     23,553,600
     85,000  Ameriprise Financial Inc. ......      3,986,500
     50,000  Argonaut Group Inc.+ ...........      1,551,500
     10,000  Bank of America Corp. ..........        535,700
        220  Berkshire Hathaway Inc., Cl. A+      21,076,000
     45,000  BKF Capital Group Inc. .........        175,500
      7,500  Calamos Asset Management Inc.,
               Cl. A ........................        219,900
    230,000  Citigroup Inc. .................     11,424,100
     35,000  Commerzbank AG .................      1,178,339
    110,000  Commerzbank AG, ADR ............      3,723,236
    155,000  Deutsche Bank AG ...............     18,708,500
     55,000  H&R Block Inc. .................      1,195,700
    120,000  Janus Capital Group Inc. .......      2,366,400
     26,400  JPMorgan Chase & Co. ...........      1,239,744
      1,000  Legg Mason Inc. ................        100,860
     12,000  Lehman Brothers Holdings Inc. ..        886,320
     76,000  Leucadia National Corp. ........      1,988,920
    120,000  Mellon Financial Corp. .........      4,692,000
     23,000  Merrill Lynch & Co. Inc.........      1,799,060
     30,000  PNC Financial Services Group Inc.     2,173,200
      2,500  Prudential Financial Inc. ......        190,625
     85,000  State Street Corp. .............      5,304,000
     20,000  SunTrust Banks Inc. ............      1,545,600
     60,000  T. Rowe Price Group Inc. .......      2,871,000
      1,000  The Allstate Corp. .............         62,730
     55,000  The Bank of New York Co. Inc. ..      1,939,300
    378,000  The Midland Co. ................     16,374,960
    150,000  The Phoenix Companies Inc. .....      2,100,000
     40,000  The St. Paul Travelers Companies
               Inc. .........................      1,875,600
     19,000  Unitrin Inc. ...................        839,230
      8,500  Value Line Inc. ................        396,185
    198,000  Waddell & Reed Financial Inc.,
               Cl. A ........................      4,900,500
                                              --------------
                                                 145,396,662
                                              --------------
             FOOD AND BEVERAGE -- 10.8%
    344,000  Brown-Forman Corp., Cl. A ......     26,615,280
     80,000  Cadbury Schweppes plc, ADR .....      3,421,600
    150,000  Campbell Soup Co. ..............      5,475,000
     80,000  Coca-Cola Enterprises Inc. .....      1,666,400
     11,000  Coca-Cola Hellenic
               Bottling Co. SA ..............        377,740
    362,900  Corn Products International Inc.     11,808,766
    210,000  Del Monte Foods Co. ............      2,194,500
    318,000  Diageo plc, ADR ................     22,590,720
     70,000  Farmer Brothers Co. ............      1,437,800
    358,000  Flowers Foods Inc. .............      9,623,040
      3,600  Fomento Economico Mexicano
               SA de CV, ADR ................        348,984
    350,000  General Mills Inc. .............     19,810,000

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------

             COMMON STOCKS (CONTINUED)
             FOOD AND BEVERAGE (CONTINUED)
    210,000  Groupe Danone .................. $   29,478,449
     90,000  Groupe Danone, ADR .............      2,665,800
  1,589,300  Grupo Bimbo SA de CV, Cl. A ....      5,580,042
    190,000  H.J. Heinz Co. .................      7,966,700
     10,000  Hain Celestial Group Inc.+ .....        255,600
      5,000  Heineken NV ....................        228,693
    135,000  Kellogg Co. ....................      6,685,200
     95,000  Kerry Group plc, Cl. A .........      2,246,052
     33,000  LVMH Moet Hennessy
               Louis Vuitton SA .............      3,399,970
      9,000  Nestle SA ......................      3,138,070
    770,000  PepsiAmericas Inc. .............     16,431,800
    355,000  PepsiCo Inc. ...................     23,167,300
      6,320  Pernod-Ricard SA ...............      1,315,114
    155,000  Ralcorp Holdings Inc.+ .........      7,475,650
    265,000  The Coca-Cola Co. ..............     11,840,200
     65,000  The Hershey Co. ................      3,474,250
     20,000  The J.M. Smucker Co. ...........        959,000
    158,117  Tootsie Roll Industries Inc. ...      4,634,409
    255,000  Wm. Wrigley Jr. Co. ............     11,745,300
     63,750  Wm. Wrigley Jr. Co., Cl. B .....      2,932,500
                                              --------------
                                                 250,989,929
                                              --------------
             HEALTH CARE -- 3.5%
     26,222  Allergan Inc. ..................      2,952,859
     44,000  Amgen Inc.+ ....................      3,147,320
     24,000  AngioDynamics Inc.+ ............        497,040
      3,000  ArthroCare Corp.+ ..............        140,580
     44,000  Biogen Idec Inc.+ ..............      1,965,920
      5,000  Biomet Inc. ....................        160,950
     28,000  Biosite Inc.+ ..................      1,294,440
    150,000  Bristol-Myers Squibb Co. .......      3,738,000
     85,000  Chemed Corp. ...................      2,742,100
     60,000  CONMED Corp.+ ..................      1,266,600
     11,000  DENTSPLY International Inc. ....        331,210
    100,000  Eli Lilly & Co. ................      5,700,000
     40,000  Exactech Inc.+. ................        546,400
     40,000  Henry Schein Inc.+ .............      2,005,600
     15,000  Hospira Inc.+ ..................        574,050
     25,000  IMS Health Inc. ................        666,000
     15,000  Inverness Medical Innovations
               Inc.+ ........................        521,400
     45,000  Invitrogen Corp.+ ..............      2,853,450
    105,000  Johnson & Johnson ..............      6,818,700
    120,000  Medco Health Solutions Inc.+ ...      7,213,200
    150,000  Merck & Co. Inc. ...............      6,285,000
      2,000  Nobel Biocare Holding AG .......        492,223
     14,000  Orthofix International NV+ .....        636,580
      4,000  OrthoLogic Corp.+ ..............          5,200
     32,000  Patterson Companies Inc.+ ......      1,075,520
    570,000  Pfizer Inc. ....................     16,165,200
    133,000  Schering-Plough Corp. ..........      2,937,970
      2,000  Stryker Corp. ..................         99,180
     40,000  Thoratec Corp.+ ................        624,400
     20,000  UnitedHealth Group Inc. ........        984,000

                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------

     35,000  William Demant Holding A/S+ .... $    2,687,569
      5,000  Wright Medical Group Inc.+ .....        121,250
     55,000  Wyeth ..........................      2,796,200
      1,000  Young Innovations Inc. .........         35,960
      3,500  Zimmer Holdings Inc.+ ..........        236,250
                                              --------------
                                                  80,318,321
                                              --------------
             HOTELS AND GAMING -- 2.6%
     55,000  Aztar Corp.+ ...................      2,915,550
     15,200  Churchill Downs Inc. ...........        639,312
    336,000  Gaylord Entertainment Co.+ .....     14,733,600
     35,000  Harrah's Entertainment Inc. ....      2,325,050
    590,000  Hilton Hotels Corp. ............     16,431,500
     55,098  Host Hotels & Resorts Inc. .....      1,263,397
     39,600  International Game Technology ..      1,643,400
  1,582,576  Ladbrokes plc. .................     11,526,563
     22,000  Las Vegas Sands Corp.+ .........      1,503,700
     50,000  MGM Mirage+ ....................      1,974,500
     10,000  Pinnacle Entertainment Inc.+ ...        281,200
     90,000  Starwood Hotels &
               Resorts Worldwide Inc. .......      5,147,100
     30,000  Wyndham Worldwide Corp.+ .......        839,100
                                              --------------
                                                  61,223,972
                                              --------------
             MACHINERY -- 1.9%
    140,000  Caterpillar Inc. ...............      9,212,000
     20,000  CNH Global NV ..................        464,200
    395,000  Deere & Co .....................     33,144,450
                                              --------------
                                                  42,820,650
                                              --------------
             MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.3%
    100,000  Cavalier Homes Inc.+ ...........        319,000
     32,200  Cavco Industries Inc.+ .........      1,014,622
    110,000  Champion Enterprises Inc.+ .....        759,000
     30,000  Coachmen Industries Inc. .......        324,300
    120,000  Fleetwood Enterprises Inc.+ ....        807,600
     76,000  Huttig Building Products Inc.+          420,280
     12,500  Nobility Homes Inc. ............        335,125
     20,000  Palm Harbor Homes Inc.+ ........        299,200
     71,500  Skyline Corp. ..................      2,732,015
     11,000  Southern Energy Homes Inc.+ ....         92,620
                                              --------------
                                                   7,103,762
                                              --------------
             METALS AND MINING -- 1.7%
     50,000  Alcoa Inc. .....................      1,402,000
     78,000  Arizona Star Resource Corp.+ ...        813,670
    403,580  Barrick Gold Corp. .............     12,397,978
     12,525  Freeport-McMoRan Copper &
               Gold Inc., Cl. B .............        667,081
    100,000  Ivanhoe Mines Ltd.+ ............        626,000
        500  James River Coal Co.+ ..........          5,275
     50,000  Kinross Gold Corp.+ ............        626,000
    510,000  Newmont Mining Corp. ...........     21,802,500
     30,000  Peabody Energy Corp. ...........      1,103,400
                                              --------------
                                                  39,443,904
                                              --------------

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------

             COMMON STOCKS (CONTINUED)
             PAPER AND FOREST PRODUCTS -- 0.0%
     20,000  Svenska Cellulosa AB, Cl. B .... $      917,012
                                              --------------
             PUBLISHING -- 6.9%
    230,000  Belo Corp., Cl. A ..............      3,636,300
     66,000  Dow Jones & Co. Inc. ...........      2,213,640
     25,000  EMAP plc .......................        352,001
     30,000  EMAP plc, Cl. B ................         61,787
    220,000  Independent News & Media plc ...        663,953
     38,000  Lee Enterprises Inc. ...........        959,120
     65,535  McClatchy Co., Cl. A ...........      2,764,922
    364,000  Media General Inc., Cl. A ......     13,730,080
     80,000  Meredith Corp. .................      3,946,400
    132,000  New York Times Co., Cl. A ......      3,033,360
  4,835,000  News Corp., Cl. A ..............     95,007,750
     24,000  News Corp., Cl. B ..............        495,360
    650,000  PRIMEDIA Inc.+ .................        988,000
     20,300  Seat Pagine Gialle SpA .........         10,155
    245,000  The E.W. Scripps Co., Cl. A ....     11,742,850
    280,000  The McGraw-Hill Companies Inc.       16,248,400
    235,000  The Reader's Digest Association
               Inc. .........................      3,045,600
     45,000  Tribune Co. ....................      1,472,400
                                              --------------
                                                 160,372,078
                                              --------------
             REAL ESTATE -- 1.3%
    120,082  Florida East Coast Industries
               Inc. .........................      6,854,281
    100,000  Griffin Land & Nurseries Inc.+        3,027,000
     75,000  ProLogis .......................      4,279,500
     37,500  Realogy Corp.+ .................        850,500
    259,000  The St. Joe Co. ................     14,211,330
                                              --------------
                                                  29,222,611
                                              --------------
             RETAIL -- 0.7%
     24,000  Aaron Rents Inc. ...............        551,520
     60,750  Aaron Rents Inc., Cl. A ........      1,275,750
    253,877  AutoNation Inc.+ ...............      5,306,029
     20,000  AutoZone Inc.+ .................      2,066,000
     18,000  Coldwater Creek Inc.+ ..........        517,680
     35,000  Costco Wholesale Corp. .........      1,738,800
     35,000  CSK Auto Corp.+ ................        493,500
     10,000  Safeway Inc. ...................        303,500
     14,560  SUPERVALU Inc. .................        431,704
     20,000  The Home Depot Inc. ............        725,400
    118,000  The Kroger Co. .................      2,730,520
                                              --------------
                                                  16,140,403
                                              --------------
             SPECIALTY CHEMICALS -- 1.3%
    190,000  Chemtura Corp. .................      1,647,300
    467,500  Ferro Corp. ....................      8,312,150
      1,000  FMC Corp. ......................         64,070
    130,000  General Chemical Group Inc.+ ...            780
    140,000  H.B. Fuller Co. ................      3,281,600
    248,000  Hercules Inc.+ .................      3,910,960
     60,000  International Flavors &
               Fragrances Inc. ..............      2,372,400
    110,000  Material Sciences Corp.+ .......      1,095,600

                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------

    648,000  Omnova Solutions Inc.+ ......... $    2,708,640
    350,000  Sensient Technologies Corp .....      6,849,500
     13,380  Tronox Inc., Cl. B. ............        170,863
                                              --------------
                                                  30,413,863
                                              --------------
             TELECOMMUNICATIONS -- 6.5%
     40,000  ALLTEL Corp. ...................      2,220,000
    250,000  AT&T Inc. ......................      8,140,000
     14,000  Brasil Telecom Participacoes SA,
               ADR ..........................        420,840
    200,000  BT Group plc ...................      1,003,576
     20,000  BT Group plc, ADR ..............      1,011,400
     67,000  CenturyTel Inc .................      2,657,890
    520,000  Cincinnati Bell Inc.+ ..........      2,506,400
    105,000  Citizens Communications Co. ....      1,474,200
    280,000  Commonwealth Telephone
               Enterprises Inc. .............     11,544,400
     80,000  Deutsche Telekom AG, ADR .......      1,269,600
     52,000  Embarq Corp. ...................      2,515,240
     35,000  France Telecom SA, ADR .........        815,850
  2,000,000  Qwest Communications
               International Inc.+ ..........     17,440,000
  1,040,000  Sprint Nextel Corp. ............     17,836,000
     75,403  Tele Norte Leste Participacoes
               SA, ADR ......................      1,033,775
  4,300,935  Telecom Italia SpA .............     12,216,551
    280,000  Telecom Italia SpA, ADR ........      7,932,400
     94,000  Telefonica SA, ADR .............      4,870,140
     10,400  Telefonica SA, BDR .............        178,412
     40,000  Telefonos de Mexico SA de CV,
               Cl. L, ADR ...................      1,023,200
    592,000 Telephone & Data Systems Inc. .. 24,923,200 520,000 Telephone & Data Systems Inc.,
               Special ......................     21,242,000
    180,000  Verizon Communications Inc. ....      6,683,400
     41,357  Windstream Corp. ...............        545,499
                                              --------------
                                                 151,503,973
                                              --------------
             TRANSPORTATION -- 0.6%
     85,000  AMR Corp.+ .....................      1,966,900
    260,000  GATX Corp. .....................     10,756,200
     63,000  Grupo TMM SA, Cl. A, ADR+ ......        182,700
      4,000  Kansas City Southern+ ..........        109,240
      7,900  Providence and Worcester
               Railroad Co. .................        158,790
                                              --------------
                                                  13,173,830
                                              --------------
             WIRELESS COMMUNICATIONS -- 0.8%
    145,000  America Movil SA de CV, Cl. L,
               ADR ..........................      5,708,650
     72,000  Price Communications Corp.+ ....      1,389,600
      1,350  Tele Norte Celular Participacoes
               SA, ADR ......................         11,880
      3,375  Telemig Celular Participacoes
               SA, ADR ......................        124,537
     13,001  Tim Participacoes SA, ADR ......        362,078
    175,200  United States Cellular Corp.+ ..     10,459,440
        192  Vivo Participacoes SA+ .........          1,042
     67,505  Vivo Participacoes SA, ADR .....        210,616
      4,174  Vivo Participacoes SA, Pfd.+ ...         12,862
      4,375  Vodafone Group plc, ADR ........        100,012
                                              --------------
                                                  18,380,717
                                              --------------
             TOTAL COMMON STOCKS ............  2,283,958,279
                                              --------------

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------

             PREFERRED STOCKS -- 0.2%
             AEROSPACE -- 0.2%
     29,500  Northrop Grumman Corp.,
               7.000% Cv. Pfd., Ser. B ...... $    3,923,500
                                              --------------
   PRINCIPAL
     AMOUNT
    --------
             CONVERTIBLE CORPORATE BONDS -- 0.2%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$ 1,500,000  Pep Boys - Manny, Moe & Jack, Cv.,
               4.250%, 06/01/07 .............      1,498,125
  1,000,000  Standard Motor Products Inc.,
               Sub. Deb. Cv.
               6.750%, 07/15/09 .............        950,000
                                              --------------
                                                   2,448,125
                                              --------------
             AVIATION: PARTS AND SERVICES -- 0.0%
    500,000  GenCorp Inc., Sub. Deb. Cv.,
               5.750%, 04/15/07 .............        512,500
                                              --------------
             COMMUNICATIONS EQUIPMENT -- 0.1%
  2,000,000  Agere Systems Inc., Sub. Deb. Cv.,
               6.500%, 12/15/09 .............      2,015,000
  1,100,000  Nortel Networks Corp., Cv.,
               4.250%, 09/01/08 .............      1,056,000
                                              --------------
                                                   3,071,000
                                              --------------
             METALS AND MINING -- 0.0%
    100,000  Inco Ltd., Cv.,
               Zero Coupon, 03/29/21 ........        203,000
                                              --------------
             TOTAL CONVERTIBLE
               CORPORATE BONDS ..............      6,234,625
                                              --------------

    SHARES
    ------

             WARRANTS -- 0.0%
             COMMUNICATIONS EQUIPMENT -- 0.0%
      1,097  Lucent Technologies Inc.,
               expire 12/10/07+ .............            208
                                              --------------
             ENERGY AND UTILITIES -- 0.0%
     11,313  Mirant Corp., Ser. A,
               expire 01/03/11+ .............        115,393
                                              --------------
             TOTAL WARRANTS..................        115,601
                                              --------------


  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
   ------                                          ------
             U.S. GOVERNMENT OBLIGATIONS -- 0.9%
$20,887,000  U.S. Treasury Bills,
               4.706% to 5.116%++,
               10/26/06 to 03/08/07 ......... $   20,716,868
                                              --------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $1,162,047,479)          $2,314,948,873
                                              ==============
------------------
              Aggregate book cost...........  $1,162,047,479
                                              ==============
              Gross unrealized appreciation.. $1,190,520,099
              Gross unrealized depreciation..    (37,618,705)
                                              --------------
              Net unrealized appreciation
                (depreciation) .............. $1,152,901,394
                                              ==============
------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the Rule 144A security is considered liquid and the market value amounted to $16,135,236 or 0.70% of total investments.
(b) Security fair valued under procedures established by the Board of
    Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2006, the market value of the fair valued securities amounted to $172,005 or 0.01% of total investments.
+   Non-income producing security.
++  Represents annualized yield at date of purchase.
ADR American Depository Receipt
BDR Brazilian Depository Receipt
CVO Contingent Value Obligation
GDR Global Depository Receipt
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.